UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22608

            Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

100 Pearl Street

                            Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.0%

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/32	$734		$598
State of California Build America Bond Taxable 7.500%, 4/1/34	570		751

			1,349

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		804

TOTAL MUNICIPAL BONDS (Identified Cost $2,074)			2,153

FOREIGN GOVERNMENT SECURITIES—15.7%

Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	2,250		2,062
Commonwealth of Australia Series 118, 6.500%, 5/15/13	3,100	AUD	3,287
Commonwealth of Canada 1.750%, 3/1/13	765		781
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	1,750	NZD	1,481
Federative Republic of Brazil
12.500%, 1/5/16	1,025	BRL	635
8.500%, 1/5/24	4,355	BRL	2,513
Kingdom of Spain 5.850%, 1/31/22	370	EUR	471
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	4,695	SEK	783
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	5,740		4,534
Republic of Croatia 144A 6.375%, 3/24/21(3)	875		971
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,286
Republic of Korea Series 1403, 4.750%, 3/10/14	800,000		740
Republic of Peru
144A 7.840%, 8/12/20(3)	875	PEN	417
RegS 6.900%, 8/12/37(4)	1,700	PEN	788
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	2,976
Republic of Slovak 144A 4.375%, 5/21/22(3)	1,235		1,299
Republic of South Africa Series R206 7.500%, 1/15/14	21,200	ZAR	2,622
Republic of Turkey 9.000%, 3/5/14	5,565	TRY	3,157
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,817

	PAR VALUE		VALUE
Series M, 6.500%, 6/9/22	19,000	MXN	$1,605

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $35,028)			35,225

MORTGAGE-BACKED SECURITIES—4.6%

Non-Agency—4.6%
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	$1,000		1,065
07-PW18, AM 6.084%, 6/11/50(2)	1,400		1,525
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27(3)	1,390		1,401
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.699%, 3/25/35(2)	1,779		1,618
JPMorgan Chase Commercial Mortgage Securities Corp. 06-CB17, AM 5.464%, 12/12/43	750		767
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(2)	1,940		2,221
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(2)	1,016		971
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.290%, 11/23/43(2)(3)	748		736

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,999)			10,304

ASSET-BACKED SECURITIES—3.0%

CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450		1,360
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,489		1,660
Drug Royalty Corp., Inc. 12-1, A2 144A 5.800%, 7/15/24(3)	1,014		1,013
Franklin Auto Trust 08-A, D 144A 8.180%, 5/20/16(3)	700		703
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,092		1,096
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	908		931

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,476)			6,763

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—95.9%

Consumer Discretionary—6.4%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	$785		$799
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,115	BRL	591
Boyd Gaming Corp. 9.125%, 12/1/18	950		1,002
Caesars Operating Escrow LLC (Caesars Escrow Corp.) 144A 8.500%, 2/15/20(3)	1,050		1,053
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	950		1,017
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	805		839
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250		1,119
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(3)	620		672
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(3)	1,150		1,055
Isle of Capri Casinos, Inc. 7.750%, 3/15/19	1,050		1,134
MGM Resorts International 144A 6.750%, 10/1/20(3)	950		952
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	1,425		1,307
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100		1,028
QVC, Inc. 144A 5.125%, 7/2/22(3)	690		731
Univision Communications, Inc. 144A 7.875%, 11/1/20(3)	850		914

			14,213

Consumer Staples—0.3%
Delhaize Group SA 4.125%, 4/10/19	755		730

Energy—19.1%
Afren plc 144A 10.250%, 4/8/19(3)	925		1,057
Barrett (Bill) Corp. 7.000%, 10/15/22	1,250		1,288
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(3)	1,575		1,638
Chesapeake Energy Corp. 6.775%, 3/15/19	1,540		1,546
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000		2,313
EP Energy LLC (EP Energy Finance, Inc.) 144A 9.375%, 5/1/20(3)	1,250		1,364
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,041		1,077
Forest Oil Corp. 7.250%, 6/15/19	1,450		1,446

	PAR VALUE	VALUE
Energy—(continued)
Gazprom OAO (Gaz Capital SA) 144A 6.510%, 3/7/22(3)(7)	$2,200	$2,586
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(3)	1,700	1,768
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	1,250	1,300
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	1,200	1,441
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,131
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	800	834
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	1,350	1,379
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	1,600	1,396
Petrobras International Finance Co. 6.750%, 1/27/41	2,750	3,417
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,720	1,557
RegS 8.500%, 11/2/17(4)	5,820	5,282
Petroleos Mexicanos 6.500%, 6/2/41	1,850	2,306
Quicksilver Resources, Inc. 7.125%, 4/1/16	1,735	1,492
Teekay Corp. 8.500%, 1/15/20	1,000	1,055
TNK-BP Finance S.A. 144A 7.250%, 2/2/20(3)	1,900	2,299
Venoco, Inc. 8.875%, 2/15/19	850	744

		42,716

Financials—39.9%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	830	845
Aircastle Ltd. 7.625%, 4/15/20	1,500	1,669
Alfa Bank OJSC (Alfa Bond Issuance plc)
144A 7.500%, 9/26/19(3)(7)	1,100	1,112
144A 7.750%, 4/28/21(3)(7)	925	984
Allstate Corp. 6.125%, 5/15/37(2)	2,500	2,575
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	750	853
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	1,150	1,156
American International Group, Inc. 4.875%, 6/1/22	1,000	1,127
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	800	859
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750	1,917
Banco Bradesco SA 144A 5.750%, 3/1/22(3)(6)	2,000	2,130
Banco Continental SA Via Continental Senior Trustees Cayman Ltd. RegS 5.500%, 11/18/20(4)(7)	2,000	2,150

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	$1,250		$1,344
Banco do Brasil S.A.
RegS 5.375%, 1/15/21(4)(6)	525		557
144A 9.250%(2)(3)(5)(6)	1,425		1,703
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,000		1,003
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900		2,128
Bancolombia SA 5.125%, 9/11/22	910		919
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745		760
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450		2,637
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200		2,332
Chubb Corp. (The) 6.375%, 3/29/67(2)	2,175		2,316
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,293
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,000		1,014
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400		1,609
First Tennessee Bank N.A. 5.650%, 4/1/16	1,100		1,188
Genworth Financial, Inc. 7.625%, 9/24/21	1,490		1,521
Goodman Funding Property Ltd. 144A 6.000%, 3/22/22(3)	1,000		1,074
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610		615
HSBC Finance Corp. 6.676%, 1/15/21	1,900		2,204
Hutchison Whampoa International Ltd.
Series 11, 144A 4.625%, 1/13/22(3)	450		492
Series 12 144A 6.000%(3)(5)	1,075		1,110
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000		1,111
ING U.S., Inc. 144A 5.500%, 7/15/22(3)	1,210		1,263
International Lease Finance Corp. 5.875%, 8/15/22	2,310		2,387
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	1,850		1,841
Legg Mason, Inc. 144A 5.500%, 5/21/19(3)	225		241
Macquarie Group Ltd. 144A 7.625%, 8/13/19(3)	1,000		1,159
Morgan Stanley 144A 10.090%, 5/3/17(3)	4,850	BRL	2,577
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,400		1,392
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(3)(7)	2,100		2,371
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,235		1,239
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160		2,333
Prudential Financial, Inc. 5.875%, 9/15/42(2)	2,500		2,562
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(3)	800		708

	PAR VALUE	VALUE
Financials—(continued)
Resona Bank Ltd. 144A 5.850%(2)(3)(5)(6)	$2,050	$2,196
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
9.000%, 4/15/19	1,050	1,076
7.875%, 8/15/19	1,000	1,085
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400	1,609
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	1,590	1,578
Unipersonal 144A 3.781%, 10/7/15(3)	1,300	1,303
Sberbank of Russia (Sberbank CapItal SA) 144A 6.125%, 2/7/22(3)(7)	2,050	2,265
SLM Corp. 8.450%, 6/15/18	2,150	2,519
Spansion LLC 7.875%, 11/15/17	1,200	1,194
Springleaf Finance Corp. 5.400%, 12/1/15	1,000	903
Telecom Italia Capital SA 7.175%, 6/18/19	1,450	1,599
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,103
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(3)	725	772
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,645
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	758
Zions Bancorp 4.500%, 3/27/17	1,250	1,291

		89,276

Health Care—1.3%
Hologic, Inc. 144A 6.250%, 8/1/20(3)	95	101
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	1,000	960
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(3)	850	903
Symbion, Inc. 8.000%, 6/15/16	1,000	1,030

		2,994

Industrials—13.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	900	902
America West Airlines, Inc. Pass-Through-Trust
Series 99-1, G 7.930%, 1/2/19	1,013	1,066
Series 00-1, G 8.057%, 7/2/20	1,287	1,370
Series 01-1, G 7.100%, 4/2/21	1,110	1,155
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	728	775
Bombardier, Inc. 144A 5.750%, 3/15/22(3)	615	633

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
CDRT Holding Corp. PIK 144A 9.250%, 10/1/17(3)	$725	$703
Cemex Finance LLC 144A 9.500%, 12/14/16(3)	1,200	1,245
CHC Helicopter SA 9.250%, 10/15/20	1,150	1,187
Delta Airlines, Inc. Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,232	1,408
02-1, G-1 6.718%, 1/2/23	866	953
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,078
Embraer SA 5.150%, 6/15/22	1,300	1,395
FTS International, LLC 144A 7.125%, 11/15/18(3)	500	535
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	330	317
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,000	1,085
Masco Corp. 5.950%, 3/15/22	1,500	1,644
McJunkin Red Man Corp. 9.500%, 12/15/16	850	921
Navistar, Inc. Tranche B, 7.000%, 8/17/17	100	101
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,348	1,423
Oshkosh Corp. 8.500%, 3/1/20	1,250	1,406
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(3)(7)	1,150	1,205
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	1,017
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	558	609
11-1 A 7.125%, 10/22/23	984	1,073
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	2,551	2,921
07-01A 6.636%, 7/2/22	967	1,010
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500	1,740

		30,877

Information Technology—0.8%
First Data Corp. 12.625%, 1/15/21	1,100	1,146
Mirion Technologies, Inc. 6.250%, 3/30/18	746	750

		1,896

Materials—7.8%
ArcelorMittal 6.250%, 2/25/22	1,100	1,084
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	1,100	1,185
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(3)	1,200	1,299
Cascades, Inc. 7.875%, 1/15/20	650	684

	PAR VALUE	VALUE
Materials—(continued)
Edgen Murray Corp. 12.250%, 1/15/15	$800	$858
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,024
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,150	1,328
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175	1,241
JMC Steel Group 144A 8.250%, 3/15/18(3)	750	769
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	450	457
Momentive Performance Materials, Inc. 144A 10.000%, 10/15/20(3)	1,000	1,012
Pactiv LLC 8.125%, 6/15/17	1,500	1,477
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500	1,447
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	900	967
United States Steel Corp. 7.500%, 3/15/22	840	834
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650	1,712

		17,378

Telecommunication Services—4.6%
CenturyLink, Inc. Series S, 6.450%, 6/15/21	1,600	1,809
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	930	981
Frontier Communications Corp. 8.125%, 10/1/18	835	944
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	660	647
Telemar Norte Leste SA 144A 5.500%, 10/23/20(3)	1,300	1,365
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(3)(7)	1,000	1,071
WideOpenWest Finance LLC (WideOpenWest Capital Corp.) 144A 10.250%, 7/15/19(3)	1,000	1,060
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	750	711
144A 7.250%, 2/15/18(3)	430	408
Windstream Corp. 7.750%, 10/15/20	1,150	1,239

		10,235

Utilities—1.9%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.750%, 5/20/20	1,200	1,284
Calpine Corp. 144A 7.875%, 1/15/23(3)	850	943
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	850	1,013

4

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
NRG Energy, Inc. 7.875%, 5/15/21	$925		$1,011

			4,251

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $208,901)			214,566

LOAN AGREEMENTS(2)—17.4%

Consumer Discretionary—6.9%
BJ’s Wholesale Club, Inc. Second Lien 9.750%, 3/29/19	217		220
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 4, 9.500%, 10/31/16	943		971
Cengage Learning Acquisitions, Inc. 2.470%, 7/3/14	1,191		1,139
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	893		913
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	900		912
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	1,000		910
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	1,077	CAD	1,088
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	584		587
HD Supply, Inc. Tranche B, 7.250%, 10/12/17	870		900
HHI Holdings LLC 7.750%, 3/21/17	993		993
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	600		612
InVentiv Health, Inc. (Ventive Health, Inc.) 6.500%, 8/4/16	716		695
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	1,194		1,214
Radio One, Inc. 7.500%, 3/31/16	1,032		1,041
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	757		763
TI Group Automotive Systems LLC 0.000%, 3/14/18	476		479
Transtar Holding Co. Second Lien, 10.750%, 12/21/17	950		970
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	1,100		1,062

			15,469

	PAR VALUE	VALUE
Consumer Staples—0.5%
SuperValu, Inc. 0.000%, 8/30/18	$1,117	$1,126

Energy—1.2%
Chesapeake Energy Corp. 8.500%, 12/2/17	930	934
Frac Tech Services LLC 6.250%, 5/6/16	1,017	982
NGPL PipeCo LLC 6.750%, 9/15/17	810	827

		2,743

Financials—2.0%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	401	416
Harland Clarke Holdings Corp. Tranche B-2 5.466%, 6/30/17	693	626
Homeward Residential, Inc. 8.250%, 8/8/17	987	1,002
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,500	1,529
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	333	337
Ocwen Financial Corp. 7.000%, 9/1/16	461	464

		4,374

Health Care—1.5%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	862	876
Aveta, Inc.
(NAMM Holdings, Inc.) 8.500%, 4/4/17	300	303
(MMM Holdings, Inc.) 8.500%, 4/4/17	300	303
MModal, Inc. Tranche B, 6.750%, 8/16/19	1,100	1,093
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	898	884

		3,459

Industrials—1.4%
AWAS Finance Luxemborg S.A. 5.750%, 7/16/18	1,150	1,158
DynCorp International LLC 6.250%, 7/7/16	942	947
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	1,073	1,084

		3,189

Information Technology—2.9%
Avaya, Inc. Tranche B-3, 4.927%, 10/26/17	1,191	1,090
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	770	777
Infor (US), Inc. (Lawson Software, Inc.) Tranche B 6.250%, 4/5/18	1,496	1,504
Mood Media Corp. First Lien 7.750%, 5/6/18	992	992

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	$981	$992
Oberthur Technologies, Inc. Tranche B-3, 6.250%, 11/30/18	560	556
Zayo Group LLC (Zayo Capital, Inc.) 7.125%, 7/2/19	579	585

		6,496

Materials—1.0%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/20/14	1,320	1,333
Waupaca Foundry, Inc. 8.500%, 6/29/17	825	831

		2,164

TOTAL LOAN AGREEMENTS (Identified Cost $38,725)		39,020

	SHARES	VALUE
PREFERRED STOCK—0.9%

Financials—0.9%
General Electric Capital Corp.(2)(8)	1,100,000	1,161
U.S. Bancorp Series G 6.000%(2)	32,400	907

TOTAL PREFERRED STOCK (Identified Cost $1,925)		2,068

TOTAL LONG TERM INVESTMENTS—138.5% (Identified cost $303,128)		310,099

SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
Dreyfus Cash Management Fund-Institutional Shares (seven-day effective yield 0.060%)	378,111	378

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $378)		378

TOTAL INVESTMENTS—138.7% (Identified Cost $3 03,506)		310,477	(1)
Other assets and liabilities, net—(38.7)%		(86,634)

NET ASSETS—100.0%		$223,843

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $122,344 or 54.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	Non-cummulative.

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Currency Unit
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	51%
Brazil	5
Cayman Islands	5
Luxembourg	5
Ireland	3
Mexico	3
Venezuela	3
Other	25

Total	100%

†	% of total investments as of September 30, 2012

Virtus Global Multi-Sector Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$6,763	$—	$6,763
Corporate Bonds And Notes	214,566	—	214,566
Foreign Government Securities	35,225	—	35,225
Loan Agreements	39,020	—	39,020
Mortgage-Backed Securities	10,304	—	10,304
Municipal Bonds	2,153	—	2,153
Equity Securities:
Preferred Stock	2,068	907	1,161
Short-Term Investments	378	378	—

Total Investments	$310,477	$1,285	$309,192

There was 1 security transferred from Level 3 into Level 2 during the period of 3/31/12 to 9/30/12. There are no Level 3 (significant unobservable input) priced securities held at the end of the period.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

NOTE 1—SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Besause the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2—CREDIT RISK AND ASSET CONTENTRATION

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

At September 30, 2012, the Fund held securities issued by various companies in the financial sector, representing 37% of the total investments of the Fund.

NOTE 3—INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk loss to be remote.

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)
$303,506	$9,193	$(2,222)	$6,971

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/28/12

* Print the name and title of each signing officer under his or her signature.